Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	95 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Core Alternative ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Alternative ETF NAV
Average Annual Return, Percent	5.73%	0.28%	2.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	12.10%	15.61%	13.10%